Short-Term Borrowings	12 Months Ended
Dec. 31, 2013
Short-term Debt [Abstract]
Short-Term Borrowings
Short-Term Borrowings
Short-term borrowings were as follows:

December 31 (In thousands)	2013	2012
Securities sold under agreements to repurchase and federal funds purchased	$242,029	$244,168
Federal Home Loan Bank advances	—	100,000
Total short-term borrowings	$242,029	$344,168

The outstanding balances for all short-term borrowings as of December 31, 2013 and 2012 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements and Federal Funds Purchased	FHLB Advances
2013
Ending balance	$242,029	$—
Highest month-end balance	280,863	—
Average daily balance	251,868	1,255
Weighted-average interest rate:
As of year-end	0.19%	—%
Paid during the year	0.21%	0.41%
2012
Ending balance	$244,168	$100,000
Highest month-end balance	302,946	100,000
Average daily balance	257,341	1,320
Weighted-average interest rate:
As of year-end	0.23%	0.38%
Paid during the year	0.26%	0.28%

At December 31, 2012, outstanding FHLB advances were collateralized by investment securities owned by the Corporation’s bank subsidiary and by various loans pledged under a blanket agreement by the Corporation’s bank subsidiary.

See Note 4 of these Notes to Consolidated Financial Statements for the amount of investment securities that are pledged. At December 31, 2013 and 2012, $2,072 million and $2,053 million, respectively, of commercial real estate and residential mortgage loans were pledged under a blanket agreement to the FHLB by Park’s bank subsidiary.

Note 4 states that $648 million and $667 million of securities were pledged to secure repurchase agreements as of December 31, 2013 and 2012, respectively. Park’s repurchase agreements in short-term borrowings consist of customer accounts and securities which are pledged on an individual security basis. Park’s repurchase agreements with a third-party financial institution are classified as long-term debt. See Note 10 of these Notes to Consolidated Financial Statements.